Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
16. Related Party Transactions

During the nine months ended September 30, 2013, there were no material changes to the Company’s transactions with related parties from those disclosed in “Note 14. Related Party Transactions” in the notes to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012, filed with the SEC on March 14, 2013, which disclosure is hereby incorporated by reference herein, except for the following:

On January 31, 2013, the Company entered into a subscription agreement with Darrell Lerner and DCL in connection with Mr. Lerner’s separation from the Company.  Pursuant to this agreement, the Company purchased (i) 50,000 shares of DCL’s common stock for an aggregate purchase price of $50,000 in April 2013, (ii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in July 2013 and (iii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in October 2013.

On April 10, 2013, the Company awarded Mr. Lerner 5,000,000 restricted shares of common stock.  Pursuant to the terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.

On April 10, 2013, the Company awarded Mr. Pedersen 480,000 restricted shares of common stock.  Pursuant to the terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) of the restricted shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.

On April 10, 2013, the Company also awarded Mr. Pedersen a stock option to purchase 700,000 shares of the Company’s common stock at an exercise price of $0.52 per share.  The shares of common stock underlying Mr. Pedersen’s stock option will vest one-fourth on each of the first, second, third and fourth anniversaries of the date of grant; provided, that (i) upon the effective date of a “change in control,” 50% of all then unvested shares of common stock underlying the option will vest immediately and the remaining unvested shares of common stock underlying the option will vest on the earlier of (a) the original vesting date or (b) equally on the first and second anniversary of the effective date of the change in control (subject to early termination or forfeiture in accordance with the terms of the stock option agreement), (ii) any vested options will be forfeited immediately upon violation of any non-competition or non-solicitation agreement between the Company and Mr. Pedersen and (iii) upon termination of Mr. Pedersen’s employment without cause, the option will remain exercisable until the tenth anniversary of the date of grant to the extent the shares underlying the option are vested.

On November 12, 2013, JP Morgan Chase released the $105,211 held in a certificate of deposit for the Company’s corporate credit card account (See Note 3).

15.  Related Party Transactions

On January 31, 2013, the Company entered into a subscription agreement with Darrell Lerner and DCL in connection with his separation from the Company.  Pursuant to this agreement, the Company purchased (i) 50,000 shares of DCL’s common stock for an aggregate purchase price of $50,000 in April 2013, (ii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in July 2013, (iii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in October 2013 and (iv) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in January 2014.

On January 31, 2013, the Company entered into a consulting agreement with Mr. Lerner, pursuant to which Mr. Lerner agreed to serve as a consultant to the Company for a three-year period, beginning on February 1, 2013 (the “Effective Date”). Pursuant to the agreement, Mr. Lerner agreed to assist and advise the Company on legal, financial and other matters for which he has knowledge that pertains to the Company, as the Company reasonably requests. As compensation for his services, the Company agreed to pay Mr. Lerner a monthly fee of $25,000 for the initial two year period of the agreement and a monthly fee of $5,000 for every month thereafter. The monthly payments under the agreement are conditioned upon Mr. Lerner’s compliance with a customary confidentiality covenant covering certain information concerning the Company, a covenant not to compete during the term of the agreement and for a period of one year following the termination of the agreement, a non-solicitation covenant for a period of six months immediately following the later of the termination of the agreement or the end of the term of the agreement and a non-disparagement covenant regarding the Company.

The consulting agreement is for a three-year period; provided, however, that the Company may terminate the agreement at any time without notice and may renew the term of the agreement by providing written notice to Mr. Lerner prior to or at the expiration of the term. If the Company terminates the agreement without “cause” (as defined in the agreement) prior to the three-year anniversary of the Effective Date, the Company has agreed to (i) pay Mr. Lerner the amount of the monthly fees owed to Mr. Lerner for the period from the Effective Date to the two year anniversary of the Effective Date and (ii) take all commercially reasonably actions to cause (A) 325,000 shares of restricted common stock of the Company previously granted to Mr. Lerner, (B) 600,000 shares of restricted common stock of the Company previously granted to Mr. Lerner and (iii) 150,000 shares of restricted common stock of the Company granted to Mr. Lerner pursuant to the agreement, to be vested as of the date of such termination.

On January 31, 2013, the Company entered into a restricted stock award agreement with Mr. Lerner, pursuant to which the Company issued 150,000 restricted shares of common stock to Mr. Lerner. Pursuant to the agreement, the restricted shares of common stock will vest upon the earlier of (i) the tenth anniversary of the date of grant, (ii) a “change in control” as defined in the agreement and (iii) on the date of Mr. Lerner’s termination of service without “cause” as such term is defined in the written employment or consulting agreement between the Company and Mr. Lerner that is in effect on the date of Mr. Lerner’s termination of service; provided that for purposes of provisions (i) and (ii) above, Mr. Lerner must be employed or providing services to the Company or its subsidiaries on the applicable vesting date. In addition, if the Company decides not to renew any written employment agreement or consulting agreement between the Company and Mr. Lerner without “cause” (as such term is defined in such agreement), and Mr. Lerner suffers a termination of service in connection with such non-renewal, then the termination of service shall be treated as a termination of service without “cause” for purposes of the agreement and such restricted shares of common stock would vest upon the date of Mr. Lerner's termination of service.

On April 10, 2013, the Company awarded Clifford Lerner 5,000,000 restricted shares of common stock.  Pursuant to the terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.

On April 10, 2013, the Company awarded Mr. Pedersen 480,000 restricted shares of common stock.  Pursuant to the terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) of the restricted shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.

On April 10, 2013, the Company also awarded Mr. Pedersen a stock option to purchase 700,000 shares of the Company’s common stock at an exercise price of $0.52 per share.  The shares of common stock underlying Mr. Pedersen’s stock option will vest one-fourth on each of the first, second, third and fourth anniversaries of the date of grant; provided, that (i) upon the effective date of a “change in control,” 50% of all then unvested shares of common stock underlying the option will vest immediately and the remaining unvested shares of common stock underlying the option will vest on the earlier of (a) the original vesting date or (b) equally on the first and second anniversary of the effective date of the change in control (subject to early termination or forfeiture in accordance with the terms of the stock option agreement), (ii) any vested options will be forfeited immediately upon violation of any non-competition or non-solicitation agreement between the Company and Mr. Pedersen and (iii) upon termination of Mr. Pedersen’s employment without cause, the option will remain exercisable until the tenth anniversary of the date of grant to the extent the shares underlying the option are vested.